Revenue - Timing of Billing and Performance (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue recognized that was included in the deferred revenue balance	$ 2,517,337	$ 3,175,097	$ 4,349,278	$ 5,667,532
Revenue recognized from performance obligations partially satisfied in previous periods	$ 1,624,023	$ 3,152,223	$ (74,540)	$ 0